UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: September 30, 2011

Item 1:	Schedule of Investments September 30, 2011 (unaudited)


Zazove Convertible Securities Fund, Inc.
Schedule of Investments
September 30, 2011
(UNAUDITED)



                                          Principal/        Fair
                                            Shares/        Value
					  Contracts

INVESTMENT SECURITIES - 111%

CONVERTIBLE PREFERRED STOCK - 15%
UNITED STATES - 15%

Affiliated Managers Group, Inc. 5.150%       48,410     1,834,884
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,657,496
Carriage Services Capital Trust 7.000%       59,500     2,528,750
   Due 06-01-29
Emmis Communication Corporation 6.25%        22,100       284,648
Healthsouth Corporation 6.500%                1,000       830,000
Newell Financial Trust 5.250% Due 12-01-27    1,868        80,091
Stanley Black & Decker, Inc. 4.750%          24,680     2,535,870


Total Convertible Preferred Stock (cost  $9,738,576)    9,751,739


CONVERTIBLE BONDS - 83%

 Bahamas - 2%
  Sterlite Industries, Ltd.
  4.000% Due 10-30-14                     1,655,000     1,396,406

 Canada - 5%
  Goldcorp, Inc.(144A)                    1,750,000     2,183,125
   2.000% Due 08-01-14 (b)(d)
  Northgate Minerals Corporation            870,000       970,050
   3.500% Due 10-01-16

   Total Canada                                         3,153,175

 China - 2%
  China Medical Technologies, Inc.(144A)  1,100,000       580,250
   6.250% Due 12-15-16(b)
  Home Inns & Hotels(144A)                  750,000       539,531
    2.000% Due 12-15-15(b)
  Shenga Tech, Inc.(144A)                 1,430,000       228,800
    6.500% Due 12-15-15(b)

   Total China                                          1,348,581


 France - 2%
  Toreador Resources Corporation          1,360,000     1,285,200
   8.000% Due 10-01-25

 Greece - 0%
  DryShips, Inc. 5.000% Due 12-01-14        480,000       293,400


 Hong Kong - 0%
  Sino-Forest Corporation (144A)
   4.250% Due 12-15-16 (b)                 1,180,000      283,200

 Indonesia - 0%
  APP Finance VI Mauritius                12,903,000       22,580
   0.000% Due 11-18-12 (a)(c)

 Israel - 3%
  Teva Pharmaceuticals (Series D)          1,715,000    1,766,450
   1.750% Due 02-01-26

 United Kingdom - 1%
SkyePharma PLC (Reg S)                       700,000      436,352
   6.000% Due 05-04-24


United States - 68%
AAR Corporation 1.750% Due 02-01-26           210,000      206,061
Alaska Communications Systems Group,Inc.(144A)700,000      630,000
   6.250% Due 05-01-2018(b)(d)
Allegheny Technologies, Inc.               1,327,000    1,610,049
   4.250% Due 06-01-14
Alliance Data Systems                        990,000    1,256,063
   1.750% Due 08-01-13
AMR Corporation                              570,000      338,751
   6.250% Due 10-15-14
Bank of America                              280,000      246,568
   1.000% Due 06-30-15
Clearwire Corporation (144A)                 870,000      421,952
   8.250% Due 12-01-40 (b)(d)
Danaher Corporation                        1,000,000    1,219,100
   0.000% Due 01-22-21 (c)(d)
EMC Corporation                              730,000    1,029,156
   1.750% Due 12-01-13
Endeavor International Corporation(144A)     680,000      550,378
   5.500% Due 07-15-16
Enpro Industries, Inc.                     1,765,000    1,972,388
   3.937% Due 10-15-15
Exterran Holdings, Inc.                    1,160,000    1,058,500
   4.250% Due 06-15-14 (d)
Genco Shipping & Trading Ltd.                700,000      479,500
   5.000% Due 08-15-15
Gilead Sciences, Inc.                      1,590,000    1,820,550
   0.625% Due 05-01-13
Grubb & Ellis Company (144A)                 810,000      624,915
   7.950% Due 05-01-15 (b)
Hawaiian Holdings, Inc.                      570,000      497,838
   5.000% Due 04-01-16
Horsehead Holding Corporation(144A)          500,000      434,375
   3.800% Due 07-01-17(b)
Intel Corporation                          1,175,000    1,393,109
   3.250% Due 08-01-39
Interpublic Group                            770,000      827,211
   4.750% Due 03-15-23(d)
Johnson & Johnson                          1,900,000    1,723,110
   0.000% Due 07-28-20 (c)(d)
Kohlberg Capital Corporation(144A)         1,180,000    1,113,212
   8.750% Due 03-15-16(b)
LAM Research Corporation(144A)               860,000      815,925
   0.500% Due 05-15-16(b)
LAM Research Corporation(144A)             1,060,000      985,800
   1.250% Due 05-15-18(b)
Level Three Communications, Inc.           1,300,000    1,548,625
   7.000% Due 03-15-15
Liberty Media                              1,500,000    1,620,938
   3.125% Due 03-30-23 (d)
Liberty Media                              2,250,000    1,732,500
   3.250% Due 03-15-31 (d)
McMoRan Exploration                        1,000,000    1,014,375
   5.250% Due 10-06-11
McMoRan Exploration Co.                      300,000      290,625
   4.000% Due 12-30-17
NetApp, Inc.                               1,000,000    1,214,375
   1.750% Due 06-01-13
Newmont Mining Corporation                   730,000    1,069,450
   1.250% Due 07-15-14
PMI Group, Inc.                              480,000      151,200
   4.500% Due 04-15-2020
Prospect Capital Corporation(144A)         1,700,000    1,594,813
   6.250% Due 12-15-15 (b)(d)
Rayonier, Inc.(144A)                         140,000      176,050
   4.500% Due 08-15-15 (b)(d)
Rite Aid Corporation                   	   1,355,000    1,226,275
   8.500% Due 05-15-15
Rudolph Technologies, Inc.(144A)             290,000      242,875
   3.750% Due 07-15-16 (b)
SBA Communications Corporation               440,000      456,500
   1.875% Due 05-01-13
School Specialty, Inc.                       490,000      443,450
   3.750% Due 11-30-26
Sirius XM Radio,Inc.                       1,480,000    1,728,825
   7.000% Due 12-01-14 (d)
Sotheby's                                  1,170,000    1,301,625
   3.125% Due 06-15-13
Steel Dynamics, Inc.                         915,000      936,777
   5.125% Due 06-15-2014 (d)
TiVo, Inc.(144A)                             500,000      562,425
   4.000% Due 03-15-16 (b)
Tyson Foods, Inc.                          1,000,000    1,205,000
   3.250% Due 10-15-13 (d)
Ultrapetrol Bahamas Limited(144A)            700,000      497,000
   7.250% Due 01-15-17 (b)
United Continental Holdings, Inc.            600,000      753,750
   4.500% Due 01-15-15
Xilinx, Inc.                               1,400,000    1,599,500
  2.625% Due 06-15-2017 (d)

        Total United States                            42,621,463

Total Convertible Bonds (cost   $54,915,747)           52,606,808

CONVERTIBLE BOND UNITS - 4%
 UNITED STATES - 4%
  Ashland, Inc. 6.500% Due 06-30-29            1,500   1,237,500
  CenterPoint Energy 1.165% Due 09-15-29      33,870   1,124,061

        Total Convertible Bond Units(cost $2,270,574)  2,361,561

INVESTMENT SECURITIES - 111%
Corporate Bonds - 6%
 United States - 6%
  FiberTower Corporation 9.000% Due 01-01-16 1,088,243   598,534
  MIG,LLC Senior Secured Notes 9.000% Cash,  4,274,190 3,162,901
   6.500% PIK Due 12-31-16

Total Corporate Bonds(cost $4,622,421)                 3,761,434


COMMON STOCK - 1%
 Bahamas - 1%
  Vedanta Resources                            38,593     289,448

 Ireland - 0%
  Fly Leasing                                  13,100     148,685

 Israel - 0%
  Teva Pharmaceuticals                          2,177      81,028


UNITED STATES - 1%
 Durect Corporation                            17,886      28,796
 FiberTower Corporation                       116,287     110,240
 Raytheon Company                               2,266      92,611

      Total United States                                 231,648

      Total Common Stock (cost $1,917,099)                750,808


WARRANTS - 2%
UNITED STATES - 2%
American International Group                  95,000      581,400
Ford Motor Company                           120,000      265,200
JP Morgan Chase & Company                     30,000      279,300
MIG, LLC                                       1,076          404

      Total Warrants(cost $1,908,025)                   1,126,304


TOTAL INVESTMENT SECURITIES (cost   $75,372,442)      $70,358,653

INVESTMENT SECURITIES SOLD SHORT - 0%

Short Stock - 0%

United States - 0%
  Horsehead Holding Corporation             (13,335)      (98,946)
    (proceeds $133,628)

OTHER ASSETS LESS LIABILITIES - (11)%                  (7,212,645)

NET ASSETS - 100%                                      $63,047,062


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.


    Percentages are based upon the fair value as a percent of net assets as of September 30, 2011.

    See notes to financial statements                 (concluded)


Valuation Measurements- Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of September 30, 2011:
                                                             Investment
                              Level 1     Level 2    Level 3 Securities

Convertible Preferred Stock$2,820,518  $ 6,931,221   $0     $9,751,739
Convertible Bonds                  0    52,170,456  436,352 52,606,808
Convertible Bond Units             0     2,361,561    0      2,361,561
Corporate Bonds                    0     3,761,434    0      3,761,434
Common Stock                 750,808             0    0        750,808
Warrants                   1,125,900           404    0      1,126,304

Total Investment Securities 4,697,226    65,225,076  436,352 70,358,654

                                                             Investment
                                                             Securities
                              Level 1     Level 2    Level 3 Sold Short

common Stock                $ (98,946)   $      0    $    0  $  (98,946)


Following is a reconciliation of Level 3 assets for which
significant unobservable inputs were used to determine fair
value:
                                            convertible   Corporate
                                              Bonds         Bonds
Balance as of December 31, 2010              $245,889     $3,910,138
Realized gain                                       0               0
Net change in appreciation(depreciation)      190,463               0
Purchases                                           0               0
Sales                                               0               0
Transfers in and/or out of Level 3                  0      (3,910,138)

Balance as of September 30, 2011             $463,352               0



Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President